Real Estate Assets and Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2014
Real Estate [Abstract]
Summary of Properties Owned or Leased by the Company

The following is a summary of properties owned or leased by the Company as of December 31, 2014 and 2013 (in thousands):

As of December 31, 2014:

Property Location	Land	Buildings and Improvements		Construction in Progress	Total Cost
Owned Properties
Suwanee, Georgia (Atlanta-Suwanee)	$3,521	$138,991		6,345	$148,857
Atlanta, Georgia (Atlanta-Metro)	15,397	356,122		22,693	394,212
Santa Clara, California*	—	90,332		650	90,982
Richmond, Virginia	2,180	127,080		71,794	201,054
Sacramento, California	1,481	60,094		278	61,853
Princeton, New Jersey	17,976	35,951		90	54,017
Dallas-Fort Worth, Texas	5,808	44,053		89,982	139,843
Chicago, Illinois	—	—		21,786	21,786
Miami, Florida	1,777	28,786		129	30,692
Lenexa, Kansas	437	3,298		25	3,760
Wichita, Kansas	—	1,409		—	1,409
	48,577	886,116		213,772	1,148,465
Leased Properties
Jersey City, New Jersey	—	27,318		920	28,238
Overland Park, Kansas	—	852	**	27	879
	—	28,170		947	29,117
	$48,577	$914,286		$214,719	$1,177,582

*	Owned facility subject to long-term ground sublease.
**	This does not include the portion of the business that is used for QTS office space or other real estate not used by customers.

As of December 31, 2013:

Property Location	Land	Buildings and Improvements		Construction in Progress	Total Cost
Owned Properties
Suwanee, Georgia (Atlanta-Suwanee)	$3,521	$126,486		3,270	$133,277
Atlanta, Georgia (Atlanta-Metro)	15,397	296,547		32,456	344,400
Santa Clara, California*	—	86,544		1,249	87,793
Richmond, Virginia	2,180	108,979		67,155	178,314
Sacramento, California	1,481	52,841		4,273	58,595
Dallas-Fort Worth, Texas	5,808	—		38,501	44,309
Miami, Florida	1,777	27,553		—	29,330
Lenexa, Kansas	437	3,298		—	3,735
Wichita, Kansas	—	1,409		—	1,409
	30,601	703,657		146,904	881,162
Leased Properties
Jersey City, New Jersey	—	23,811		—	23,811
Overland Park, Kansas	—	762	**		762
	—	24,573		—	24,573
	$30,601	$728,230		$146,904	$905,735

*	Owned facility subject to long-term ground sublease.
**	This does not include the portion of the business that is used for QTS office space or other real estate not used by customers.